Subsequent Events (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					4 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 ADSs USD ($)	Apr. 26, 2013 Subsequent events ADSs USD ($)	Mar. 31, 2013 Subsequent events New office space CNY
Subsequent events
Purchase costs	$ 13,334	83,072	22,400	13,609			76,489
ADSs repurchased (in shares)					2,004,526	233,907
Aggregate value of ADS repurchased		63,702			$ 10,076	$ 1,287